Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive gain	Total
Beginning balance, value at Dec. 31, 2010	$ 90,424	$ 1,052	$ 3,671	$ (75,644)	$ 1,538	$ 21,041
Beginning balance, shares at Dec. 31, 2010	4,118,000	261,000
Public offering of common stock, net, value						0
Preferred stock issued, net, shares	223,000
Preferred stock issued, net, value	3,949					3,949
Issuance of stock for consultancy service, shares		1,000
Issuance of stock for consultancy service, value		1				(1)
Stock options exercised, shares		3,000
Stock options exercised, value		16				16
Stock based compensation			563			563
Net loss				(5,328)		(5,328)
Foreign currency translation adjustment					434	434
Ending balance, value at Dec. 31, 2011	94,373	1,069	4,234	(80,972)	1,972	20,676
Ending balance, shares at Dec. 31, 2011	4,341,000	265,000
Public offering of common stock, net, value						0
Preferred stock issued, net, shares	1,206,000
Preferred stock issued, net, value	10,994					10,994
Issuance of stock for consultancy service, value						0
Stock options exercised, shares		1,000
Stock options exercised, value		5				5
Stock based compensation			161			161
Issuance of warrants			73			73
Net loss				(945)		(945)
Foreign currency translation adjustment					44	44
Ending balance, value at Dec. 31, 2012	105,367	1,074	4,468	(81,917)	2,016	31,008
Ending balance, shares at Dec. 31, 2012	5,547,000	266,000
Public offering of common stock, net, shares		3,600,000
Public offering of common stock, net, value		3	31,445			31,448
Convert preferred stock common stock upon public offering, shares	(5,601,000)	8,739,000
Convert preferred stock common stock upon public offering, value	(105,801)	(1,211)	107,012
Issuance of stock for consultancy service, value						0
Stock options exercised, shares		29,000
Stock options exercised, value		87	86			173
Stock based compensation			1,012			1,012
Warrants exercised, shares issued	54,000	10,000
Warrants exercised, value	434	60				494
Net loss				(1,406)		(1,406)
Foreign currency translation adjustment					348	348
Ending balance, value at Dec. 31, 2013	$ 0	$ 13	$ 144,023	$ (83,323)	$ 2,364	$ 63,077
Ending balance, shares at Dec. 31, 2013	0	12,644,000